Employee Benefits - Analysis of Net Liability and Net Period Cost for Employee Benefit (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	$ 142,850,465	$ 168,230,202
Net period cost (benefit)
Net period cost (benefit)	18,688,374	18,085,954	$ 16,609,565
Mexico [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	110,225,654	129,260,355
Net period cost (benefit)
Net period cost (benefit)	15,507,652	14,911,208	12,788,464
Puerto Rico [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	12,502,377	14,924,874
Net period cost (benefit)
Net period cost (benefit)	548,550	664,046	747,755
Europe [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	13,127,228	14,392,445
Net period cost (benefit)
Net period cost (benefit)	1,753,872	1,701,424	2,526,957
Brazil [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	6,108,744	8,913,548
Net period cost (benefit)
Net period cost (benefit)	724,587	722,412	511,964
Ecuador [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	601,239	488,161
Net period cost (benefit)
Net period cost (benefit)	111,353	67,402	34,425
El Salvador [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	177,922	154,422
Net period cost (benefit)
Net period cost (benefit)	19,081	15,751	0
Nicaragua [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	75,084	61,337
Net period cost (benefit)
Net period cost (benefit)	18,561	3,711	0
Honduras [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	32,217	35,060
Net period cost (benefit)
Net period cost (benefit)	$ 4,718	$ 0	$ 0